ALLOWANCE FOR LOAN LOSSES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Summary of the changes in the allowance for loan losses:
Provisions	$ 50	$ 58	$ 56
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	51	83	97
Construction First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	(6)	(27)	(6)
Commercial Real Estate Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
Provisions	15	4	(18)
Multi Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	(2)	(2)	(8)
Consumer Loans [Member]
Summary of the changes in the allowance for loan losses:
Provisions	$ (3)	$ 5	$ (8)